Other Intangible Assets (Schedule Of Acquired Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,686	$ 1,559
Accumulated amortization	(1,214)	(973)
Net amount	472	586
Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	857	857
Weighted remaining average amortization period	1 year 3 months 18 days	2 years 3 months 18 days
Accumulated amortization	(689)	(538)
Net amount	168	319
Brand Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	274	274
Weighted remaining average amortization period	1 year 3 months 18 days	2 years 3 months 18 days
Accumulated amortization	(208)	(158)
Net amount	66	116
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	408	281
Weighted remaining average amortization period	4 years 1 month 6 days	1 year
Accumulated amortization	(253)	(228)
Net amount	155	53
Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	147	147
Weighted remaining average amortization period	5 years 7 months 6 days	6 years 7 months 6 days
Accumulated amortization	(64)	(49)
Net amount	$ 83	$ 98